Deferred Income - Additional Information (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure of Deferred Income [Line Items]
Grant received	$ 180,838	$ 75,848
Monetary Authority of Singapore and Enterprise Singapore
Disclosure of Deferred Income [Line Items]
Grant received	$ 121,516	$ 78,463